Capital Structure, Warrants (Details) - USD ($)			12 Months Ended
	Dec. 21, 2016	Dec. 13, 2016	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Number of shares that can be purchased with outstanding warrants (in shares)	1,500,000	10,000,000	12,065,000
Class A Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	1,500,000	10,000,000
Grant price of warrants issued (in dollars per share)	$ 0.01	$ 0.01
Warrant exercise price (in dollars per share)	2.00	2.00
Notice period for cancellation of warrants			10 days
Holding period before warrants can be called for cancellation			13 months
Volume weighted average price of shares (in dollars per share)			$ 7.00
Number of consecutive trading days weighted average price of stock must exceed threshold			10 days
Adjustment to equity for warrants			$ 0
Warrants I [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)		$ 1.875
Number of shares that can be purchased with outstanding warrants (in shares)		500,000
Warrants II [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)	$ 1.875
Number of shares that can be purchased with outstanding warrants (in shares)	65,000